Inventories-Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Inventories [Line Items]
Impairment of inventories	[1]	€ 1,727		€ (278)
Advance payments		7,892	[2]		€ 6,194
Inventories pledged as security for liabilities		11,704			11,250
Inventories net book value		4,534
Slow Moving and Accrual Obsolescence [Member]
Inventories [Line Items]
Impairment of inventories		€ 9,421			€ 8,082

[1]	Unaudited
[2]	Unaudited